INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets, Net
Total	$ 4,152,997	$ 2,409,924
Less: accumulated amortization	(729,415)	(682,996)
Intangible assets, net	3,423,582	1,726,928
Amortization expense	65,688	52,028	$ 55,782
Land use rights
Intangible Assets, Net
Total	4,059,336	2,313,861
Software
Intangible Assets, Net
Total	38,836	39,832
License for drug manufacturing
Intangible Assets, Net
Total	$ 54,825	$ 56,231